SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	Mar. 07, 2023	Jan. 30, 2023	Jan. 01, 2023	Mar. 31, 2021
Warrants exercise price				$ 9
Subsequent Event [Member]
Warrants issued to purchase common stock shares			225,000
Restricted common stock shares issued			225,000
Warrants exercise price			$ 1.35
Subsequent Event [Member] | Purchase Agreement [Member]
Proceeds from exercise of debt offering	$ 3,000,000
Proceeds from debt offering after offering related costs	$ 2,500,000
Warrants exercise price	$ 2.52
Warrants issued	386,998
Principal balance of notes	$ 3,529,412
Conversion price	$ 2.28
Interest rate quarterly	5.00%
Original Issue Discount	15.00%
Subsequent Event [Member] | Employment Agreement with David Gandini [Member]
Annual salary		$ 300,000